POSTRETIREMENT MEDICAL BENEFITS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of contributions to Combined Benefit Fund	The following payments were made to the CBF (in millions):

2013	$2.2
2012	2.3
2011	2.6

Schedule of Workers Compensation obligation
The following table shows the changes in the Company’s workers’ compensation obligation:

	December 31,
	2013	2012
	(In thousands)
Workers’ compensation, beginning of year (including current portion)	$9,530	$11,626
Accretion	166	204
Claims paid	(581)	(475)
Actuarial changes	(1,654)	(1,825)
Workers’ compensation, end of year	7,461	9,530
Less current portion	(717)	(820)
Workers’ compensation, less current portion	$6,744	$8,710

Postretirement Medical Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of benefit obligations and amounts recognized in financial statements
The following table sets forth the actuarial present value of postretirement medical benefit obligations and amounts recognized in the Company’s financial statements:

	December 31,
	2013	2012
	(In thousands)
Change in benefit obligations:
Net benefit obligation at beginning of year	$333,842	$258,641
Liability acquired	—	49,241
Service cost	4,436	3,555
Interest cost	12,139	12,363
Plan participant contributions	132	129
Actuarial loss (gain)	(53,230)	22,342
Gross benefits paid	(14,220)	(13,544)
Federal subsidy on benefits paid	1,230	1,115
Net benefit obligation at end of year	284,329	333,842
Change in plan assets:
Employer contributions	14,088	13,415
Plan participant contributions	132	129
Gross benefits paid	(14,220)	(13,544)
Fair value of plan assets at end of year	—	—
Unfunded status at end of year	$(284,329)	$(333,842)
Amounts recognized in the balance sheet consist of:
Current liabilities	$(13,955)	$(14,068)
Noncurrent liabilities	(270,374)	(319,775)
Accumulated other comprehensive loss	20,292	77,528
Net amount recognized	$(264,037)	$(256,315)
Amounts recognized in accumulated other comprehensive loss consists of:
Net actuarial loss	$26,012	$83,884
Prior service credit	(5,720)	(6,356)
	$20,292	$77,528

Schedule of amounts in Accumulated Other Comprehensive Income (Loss) to be recognized over next fiscal year	The following amounts will be amortized from accumulated other comprehensive loss into net periodic benefit cost in 2014 (in millions):

Actuarial loss	$0.7
Prior service credit	0.6

Components of net periodic benefit cost
The components of net periodic postretirement medical benefit cost are as follows:

	Three Months Ended March 31,
	2014	2013
	(In thousands)
Components of net periodic benefit cost:
Service cost	$822	$1,109
Interest cost	3,203	3,035
Amortization of deferred items	5	1,001
Total net periodic benefit cost	$4,030	$5,145
The following table shows the net periodic postretirement medical benefit costs that relate to current and former mining operations:

	Three Months Ended March 31,
	2014	2013
	(In thousands)
Former mining operations	$2,403	$3,119
Current operations	1,627	2,026
Total net periodic benefit cost	$4,030	$5,145

The components of net periodic postretirement medical benefit cost are as follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Components of net periodic benefit cost:
Service cost	$4,436	$3,555	$493
Interest cost	12,139	12,363	10,510
Amortization of:
Transition obligation	—	93	93
Prior service credit	(636)	(636)	(636)
Actuarial loss	4,641	3,116	255
Total net periodic benefit cost	$20,580	$18,491	$10,715
The following table shows the net periodic postretirement medical benefit costs that relate to current and former mining operations:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Former mining operations	$12,475	$11,314	$9,259
Current operations	8,105	7,177	1,456
Total net periodic benefit cost	$20,580	$18,491	$10,715

Schedule of weighted-average assumptions used
The weighted-average assumptions used to determine net periodic benefit cost were as follows:

	December 31,
	2013	2012	2011
Discount rate	3.60% - 4.15%	4.10%	5.15%
Measurement date	December 31, 2012	December 31, 2011	December 31, 2010
The weighted-average assumptions used to determine the benefit obligations as of the end of each year were as follows:

	December 31,
	2013	2012
Discount rate	4.50% - 5.05%	3.60% - 4.15%
Measurement date	December 31, 2013	December 31, 2012

Schedule of assumed health care trend rate
The following presents information about the assumed health care trend rate:

	December 31,
	2013	2012
Health care cost trend rate assumed for next year	6.75%	7.00%
Rate to which the cost trend is assumed to decline (ultimate trend rate)	5.00%	5.00%
Year that the trend rate reaches the ultimate trend rate	2021	2021

Schedule of effect of a one percent change on the health care cost trend
The effect of a one percent change on the health care cost trend rate used to calculate periodic postretirement medical benefit costs and the related benefit obligation are summarized in the table below:

	Postretirement Medical Benefits
	1 % Increase	1 % Decrease
	(In thousands)
Effect on service and interest cost components	$3,148	$(2,442)
Effect on postretirement medical benefit obligation	$35,464	$(30,096)

Schedule of expected benefit payments
The following benefit payments and Medicare D subsidy (which the Company receives as a benefit partially offsetting its prescription drug costs for retirees and their dependents) are expected by the Company:

	Postretirement Medical Benefits	Medicare D Subsidy	Net Postretirement Medical Benefits
	(In thousands)
2014	$13,955	$(1,249)	$12,706
2015	14,522	(1,293)	13,229
2016	14,975	(1,336)	13,639
2017	15,408	(1,386)	14,022
2018	16,191	(1,432)	14,759
Years 2019 - 2023	85,342	(7,807)	77,535

Pneumoconiosis (Black Lung) Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of net funded status
The following table sets forth the funded status of the Company’s black lung obligation:

	December 31,
	2013	2012
	(In thousands)
Actuarial present value of benefit obligation:
Expected claims from terminated employees	$876	$1,139
Amounts owed to existing claimants	13,267	15,061
Total present value of benefit obligation	14,143	16,200
Plan assets at fair value, primarily government-backed securities	5,468	7,844
Excess of the black lung benefit obligation over trust assets	$8,675	$8,356

Schedule of allocation of plan assets
The fair value of the Company’s Black Lung trust assets by asset category is as follows:

	December 31, 2013
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs
	Fair Value	Level 1	Level 2
	(In thousands)
U.S. treasury securities	$5,280	$—	$5,280
Mortgage-backed securities	185	—	185
Cash and cash equivalents	3	3	—
	$5,468	$3	$5,465

	December 31, 2012
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs
	Fair Value	Level 1	Level 2
	(In thousands)
U.S. treasury securities	$7,548	$—	$7,548
Mortgage-backed securities	269	—	269
Cash and cash equivalents	27	27	—
	$7,844	$27	$7,817